Offerings - Offering: 1	Oct. 23, 2024 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.01 par value per share
Amount Registered | shares	54,968,244
Proposed Maximum Offering Price per Unit	6.26
Maximum Aggregate Offering Price	$ 344,101,207.44
Fee Rate	0.01531%
Amount of Registration Fee	$ 52,681.89
Offering Note
(1)
Estimated solely for purposes of calculating the registration fee pursuant to Rule 457(c) under the Securities Act, based on the average of the high and low prices of the Registrant’s common stock as reported on the New York Stock Exchange on October
22
, 2024.